OMB APPROVAL
                                                    OMB Number: 3235-0570
                                                    Expires: October 31, 2006
                                                    Estimated average burden
                                                    hours per response. . . 19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  33-94206
                                   ----------

                       CADRE INSTITUTIONAL INVESTORS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

               905 MARCONI AVENUE, RONKONKOMA, NEW YORK    11779
              -----------------------------------------  ----------
              (Address of principal executive offices)   (Zip code)

                 905 MARCONI AVENUE, RONKONKOMA, NEW YORK 11779
                  --------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (631) 467-0200
                                                    --------------

Date of fiscal year end:    9/30/03
                           ---------

Date of reporting period: 10/1/03 TO 3/31/04
                          ------------------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

REGISTRANT'S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2004 IS ATTACHED BELOW.


                       CADRE INSTITUTIONAL INVESTORS TRUST
                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2004

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
MESSAGE TO OUR
SHAREHOLDERS
--------------------------------------------------------------------------------

   The last six months have also been a challenging time to manage short-term funds. A second year of historically low interest rates challenged investors to maximize investment income while protecting principal against a rise in rates that could erode market values. Short-term rates, captive to the overnight bank lending rate set by the Federal Reserve, moved hardly at all as the 1.25% Fed Funds rate of last January stepped down 25 basis points in June to its current 1.00% rate.

   The Fed Funds rate--at 1.00% the lowest it has been in 46 years--resulted from the Fed's determination to boost growth as the economy struggled to regain its footing after the terrorist attack and the mild recession that retarded economic output during the fall of 2001. A low inflation rate gave the Fed the latitude to move inter-bank interest rates to near zero. In fact for much of the year the "real" interest rate (the difference between the federal funds rate and the rate of inflation) was actually negative.

   Easy money was accompanied by a highly stimulative fiscal policy. Spending by the Federal government grew substantially in 2003 and significant Federal tax cuts boosted consumer spending power. The Federal spending increase was related in part to the war in Iraq, but also extended to a host of domestic programs. The tax cuts helped to boost corporate profits and supported growth in retail sales which accounts for roughly 2/3 of final demand for goods and services.

   Growth in gross domestic product--the broadest measure of economic performance--accelerated from 2.2% in 2002 and 1.9% in the first half of 2003 to 6.1% in the last six months of the year, and the overall growth rate of 4.3% represented solid performance, although the result was somewhat disappointing when compared with growth rates at this point in other recent business cycles.

   The growth in the rate of economic output was accompanied by a declining rate of inflation; by year-end the consumer price index had risen only 1.1% compared with levels a year earlier. This resulted from strong improvements in productivity and declining unit labor costs that enabled businesses to raise output and improve profits without raising prices. Indeed productivity growth was the strongest since 2001.

   One unfortunate result of the productivity gains was continued weakness in the job market. Payrolls declined by 61,000 during the year, hardly satisfactory to either job seekers or political leaders, and the manufacturing sector lost over 500,000 jobs in the year, continuing a trend that began in the Fall of 2000. The first three months of 2004 saw a reversal of this trend, with a significant pickup in jobs.

   For the six-month period the CIIT portfolios were managed to maximize yield in a stable to declining rate environment. The primary strategy was to maintain a relatively long weighted average maturity to capture the somewhat higher rates available in 9-12 month investments. The result was the CIIT portfolios performed quite favorably when compared with their peers.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
MESSAGE TO OUR SHAREHOLDERS
(CONTINUED)
--------------------------------------------------------------------------------

   Most economists expect that the next move by the Federal Reserve will be to raise short-term interest rates, although the timing is subject to debate. When such a move comes it will be the first since early 2000, and even if the rises come in small increments, they could have a significant impact on the markets, given the very low current level of rates. Four factors are likely to impact the timing of a rise in rates: sustained growth in non-farm payrolls, an unfavorable change in the current inflation rate, a significant drop in the value of the U.S. dollar in the foreign exchange markets, and the domestic and international political situation. This is a volatile mix that makes it particularly difficult to forecast market behavior.

   More important for the market than the actual move in overnight rates is the anticipation of a move. In recent years the market has often led the Fed in raising and lowering rates in expectation of changes in Fed policy. Under such circumstances investors could push rates higher much before the Fed takes its first steps.

   We will work diligently to produce a competitive return to CIIT shareholders without exposing the portfolios to any undue risk that could impact the net asset value in the current highly uncertain marketplace.

   Respectfully,
   PFM Asset Management LLC

   April 30, 2004

                              TRUSTEES AND OFFICERS

Chairman / Trustee      Michael P. Flanagan +         Executive Director
                                                      MASA

Trustee                 Richard J. Anderson *+        Associate Executive
                                                      Director NSBA

Trustee                 Harvey A. Fein *              Vice President of Finance
                                                      Molina Healthcare, Inc.

Trustee                 Russell E. Galipo *+          Retired


Trustee                 C. Roderick O'Neil            Retired


Trustee                 William J. Reynolds, Esq. +   Retired


President               Marty Margolis                Managing Director
                                                      PFM Asset Management LLC

Secretary               Timothy Sullivan              Managing Director
                                                      PFM Asset Management LLC

Assistant Secretary     Andrea Pizzimenti             Consultant
                                                      PFM Asset Management LLC

Treasurer               Debra Goodnight               Managing Director
                                                      PFM Asset Management LLC

Assistant Treasurer     Carolyn Osiecki               Senior Managing Consultant
                                                      PFM Asset Management LLC

                              TEAM OF PROFESSIONALS

Investment Adviser                                    PFM Asset Management LLC
Administrator                                         PFM Asset Management LLC
Transfer Agent                                        PFM Asset Management LLC
Distributor                                           PFMAM, Inc
Custodian                                             US Bank
Independent Auditors                                  KPMG LLP
Legal Counsel                                         Schulte, Roth & Zabel LLP


*Audit committee
+Nominating Committee

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               CADRE                   CADRE                    CADRE
                                                           LIQUID ASSET               AFFINITY                 RESERVE
                                                               FUND                     FUND                     FUND
                                                        --------------------     -------------------     ---------------------
ASSETS:
Investment in Cadre Institutional Investors Trust -
   Money Market Portfolio, at value                             $18,185,863             $19,606,596               $75,506,609
Cash                                                                 26,356                  70,000                         -
Other assets                                                          2,008                   4,878                     1,725
                                                        --------------------     -------------------     ---------------------
          Total Assets                                           18,214,227              19,681,474                75,508,334
                                                        --------------------     -------------------     ---------------------

LIABILITIES:

Administration fees payable                                           3,401                   3,611                     5,484
Transfer agent fees payable                                             895                     950                     2,742
12b-1 fees payable                                                        -                   1,901                         -
Accrued trustees' fees and expenses                                     417                     664                     1,061
Other accrued expenses                                               20,485                  23,338                    12,878
                                                        --------------------     -------------------     ---------------------
          Total Liabilities                                          25,198                  30,464                    22,165
                                                        --------------------     -------------------     ---------------------

          NET ASSETS:                                           $18,189,029             $19,651,010               $75,486,169
                                                        ====================     ===================     =====================

Shares of beneficial interest outstanding
(unlimited shares authorized)                                    18,189,029              19,651,010                75,486,169
                                                        ====================     ===================     =====================

NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE                                $      1.00             $      1.00               $      1.00
                                                        ====================     ===================     =====================


NET ASSETS CONSIST OF:
Common Stock, at par value                                           18,189                  19,651                    75,486
Paid-in capital in excess of par value                           18,170,840              19,631,359                75,410,683
                                                        --------------------     -------------------     ---------------------
         NET ASSETS                                              18,189,029              19,651,010                75,486,169
                                                        ====================     ===================     =====================




     The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                             CADRE LIQUID ASSET FUND
                                                                   -----------------------------------------------
                                                                       FOR THE
                                                                         SIX
                                                                     MONTHS ENDED                  FOR THE
                                                                      MARCH 31,                      YEAR
                                                                         2004                ENDED SEPTEMBER 30,
                                                                     (UNAUDITED)                     2003
                                                                   -----------------         ---------------------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM
   CADRE INSTITUTIONAL INVESTORS TRUST - MONEY MARKET
    PORTFOLIO
     Interest                                                               $126,592                      $333,889

     Expenses                                                                 11,499                        22,899
                                                                            --------                      --------
NET INVESTMENT INCOME FROM CADRE INSTITUTIONAL INVESTORS TRUST-              115,093                       310,990
     MONEY MARKET PORTFOLIO





EXPENSES:
    Administration fees                                                       22,052                        46,309
    Transfer agent fees                                                        5,803                        12,187
    12b-1 fees                                                                  --                             --
    Custodian fees                                                            22,280                        48,378
    Audit and tax fees                                                         5,985                        11,143
    Registration and filing fees                                                 320                         2,785
    Trustees' fees and expenses                                                  458                         1,065
    Other expenses                                                             2,853                         5,952
                                                                            --------                      --------
              Total expenses                                                  59,751                       127,819
              Less Fee waivers /Plus expense
              recoupements                                                       --                            --
                                                                            --------                      --------
              Net expenses                                                    59,751                       127,819
                                                                            --------                      --------
NET INVESTMENT INCOME                                                       $ 55,342                      $183,171
                                                                            ========                      ========



   The accompanying notes are an integral part of these financial statements.


  ----------------------------------------------------------------------------------------------------------
                  CADRE AFFINITY FUND                                        CADRE RESERVE FUND
  ----------------------------------------------------       -----------------------------------------------
         FOR THE
           SIX                                                   FOR THE
          MONTHS                                                   SIX
          ENDED                       FOR THE                  MONTHS ENDED                  FOR THE
        MARCH 31,                       YEAR                     MARCH 31,                    YEAR
           2004                 ENDED SEPTEMBER 30,                2004                ENDED SEPTEMBER 30,
       (UNAUDITED)                      2003                    (UNAUDITED)                    2003
  -----------------------      -----------------------       ------------------       ----------------------





             $   111,938                 $    349,555            $     453,336                $   3,953,262

                  10,181                       23,919                   41,161                      269,934
  -----------------------      -----------------------       ------------------       ----------------------
                 101,757                      325,636                  412,175                    3,683,328







                  19,548                       48,330                   41,505                      270,556
                   5,144                       12,719                   20,753                      136,906
                  10,288                       25,437                        -                            -
                  25,611                       55,818                   11,266                       18,559
                   5,985                       11,143                    5,985                       11,143
                     871                        8,424                    1,618                        4,707
                     508                        2,047                    1,835                        4,878
                   2,893                        5,500                   11,369                       20,661
  -----------------------      -----------------------       ------------------       ----------------------
                  70,848                      169,418                   94,331                      467,410
                       -                          -                    (10,638)                      52,766
  -----------------------      -----------------------       ------------------       ----------------------
                  70,848                      169,418                   83,693                      520,176
  -----------------------      -----------------------       ------------------       ----------------------

                $ 30,909                 $    156,218               $  328,482                $   3,163,152
  =======================      =======================       ==================       ======================




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 CADRE LIQUID ASSET FUND
                                                      ----------------------------------------------------------------------------
                                                              FOR THE
                                                                SIX
                                                              MONTHS
                                                               ENDED
                                                             MARCH 31,                        FOR THE YEAR ENDED SEPT. 30,
                                                               2004               -----------------------------------------------
                                                            (UNAUDITED)                     2003                        2002
                                                      ------------------------    -----------------------     --------------------
OPERATIONS:

     Net investment income                                       $      55,342             $     183,171          $     479,892
                                                                 -------------             -------------          -------------

DIVIDENDS TO SHAREHOLDERS FROM:

     Net investment income                                             (55,342)                 (183,171)              (479,892)
                                                                 -------------             -------------          -------------

SHARE TRANSACTIONS:

     Net proceeds from sale of shares                              382,085,302               891,355,413            647,257,911
     Net asset value of shares issued to shareholders
       from reinvestment of dividends                                   55,342                   183,171                479,892
     Cost of shares redeemed                                      (389,935,856)             (893,177,557)          (656,150,592)
                                                                 -------------             -------------          -------------
         Net (decrease) in net assets
         resulting from share transactions                          (7,795,212)               (1,638,973)            (8,412,789)
                                                                 -------------             -------------          -------------

         Total (decrease) in net assets                             (7,795,212)               (1,638,973)            (8,412,789)

NET ASSETS:

     Beginning of period                                            25,984,241                27,623,214             36,036,003
                                                                 -------------             -------------          -------------
     End of period                                               $  18,189,029             $  25,984,241          $  27,623,214
                                                                 =============             =============          =============

OTHER INFORMATION

Share Transactions:
     Shares sold                                                   382,085,302               891,355,413            647,257,911
     Shares issued to shareholders from
         reinvestment of dividends                                      55,342                   183,171                479,892
     Shares repurchased                                           (389,935,856)             (893,177,557)          (656,150,592)
                                                                 -------------             -------------          -------------
          Net (decrease) in shares
          outstanding                                               (7,795,212)               (1,638,973)            (8,412,789)
                                                                 =============             =============          =============


   The accompanying notes are an integral part of these financial statements.


---------------------------------------------------------------------------------------------------------------------------

                  CADRE AFFINITY FUND                                                     CADRE RESERVE FUND
------------------------------------------------------------      ---------------------------------------------------------
    FOR THE                                                              FOR THE
      SIX                                                                  SIX
    MONTHS                                                                MONTHS
     ENDED             FOR THE YEAR ENDED SEPT. 30,                        ENDED             FOR THE YEAR ENDED SEPT. 30,
   MARCH 31,       ----------------------------------                    MARCH 31,       ----------------------------------
     2004                                                                  2004
  (UNAUDITED)            2003               2002                        (UNAUDITED)           2003               2002
---------------    ---------------    ---------------                 ---------------    ---------------    ---------------
       $ 30,909          $ 156,218          $ 404,452                       $ 328,482        $ 3,163,152        $ 3,632,953
---------------    ---------------    ---------------                 ---------------    ---------------    ---------------

        (30,909)          (156,218)          (404,452)                       (328,482)        (3,163,152)        (3,632,953)
---------------    ---------------    ---------------                 ---------------    ---------------    ---------------



    493,526,976        808,730,841        511,335,904                     448,763,168      3,914,395,051      2,288,836,152

         30,909            156,218            404,452                         328,482          3,163,152          3,632,953
   (494,369,897)      (814,128,106)      (514,266,672)                   (474,241,105)    (3,992,993,923)    (2,323,756,768)
---------------    ---------------    ---------------                 ---------------    ---------------    ---------------

       (812,012)        (5,241,047)        (2,526,316)                    (25,149,455)       (75,435,720)       (31,287,663)
---------------    ---------------    ---------------                 ---------------    ---------------    ---------------
       (812,012)        (5,241,047)        (2,526,316)                    (25,149,455)       (75,435,720)       (31,287,663)



     20,463,022         25,704,069         28,230,385                     100,635,624        176,071,344        207,359,007
---------------    ---------------    ---------------                 ---------------    ---------------    ---------------
   $ 19,651,010       $ 20,463,022     $   25,704,069                   $  75,486,169     $ 100,635,624       $ 176,071,344
===============    ===============    ===============                 ===============    ===============    ===============



    493,526,976        808,730,841        511,335,904                     448,763,168      3,914,395,051      2,288,836,152

         30,909            156,218            404,452                         328,482          3,163,152          3,632,953
   (494,369,897)      (814,128,106)      (514,266,672)                   (474,241,105)    (3,992,993,923)    (2,323,756,768)
---------------    ---------------    ---------------                 ---------------    ---------------    ---------------
       (812,012)        (5,241,047)        (2,526,316)                    (25,149,455)       (75,435,720)       (31,287,663)
===============    ===============    ===============                 ===============    ===============    ===============



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                        FOR THE                                                                        FOR THE
                                          SIX                                                          FOR THE         PERIOD
                                        MONTHS                                                          ELEVEN         MAY 3,
                                         ENDED                                                          MONTHS         1999 ***
                                       MARCH 31,             FOR THE YEAR ENDED SEPT. 30,               ENDED          THROUGH
                                         2004          -----------------------------------------       SEPT. 30,       OCT. 31,
                                      (UNAUDITED)         2003            2002           2001            2000            1999
                                     --------------    ------------    -----------    -----------    -----------      -----------
For a share outstanding throughout
 the period:

Net asset value, beginning of period        $ 1.00           $ 1.00         $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                     --------------    ------------    -----------    -----------    -----------     -----------

Income from investment operations:
   Net investment income                     0.002            0.008         0.016          0.046           0.053           0.024

Less dividends:
   Dividends from net investment
     income                                 (0.002)          (0.008)        (0.016)       (0.046)         (0.053)         (0.024)
                                     --------------    ------------    -----------    -----------    -----------     -----------

Net asset value, end of period              $ 1.00           $ 1.00         $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                     ==============    ============    ===========    ===========    ===========     ===========

Ratio/Supplemental Data:
Total return                                 0.24%  **         0.74%          1.55%          4.61%          5.38% **        2.40% **
Net assets, end of period (000's)          $18,189           $25,984       $ 27,623       $ 36,036       $ 40,534        $36,415

Ratio to average net assets:
  Net investment income                      0.48%   *         0.75%          1.60%          4.58%          5.73%  *        4.72%  *
  Operating expenses including
    reimbursement/waiver/recoupement         0.61%   *         0.62%          0.59%          0.66%          0.47%  *        0.47%  *
  Operating expenses excluding
    reimbursement/waiver/recoupement         0.61%   *         0.62%          0.59%          0.50%          0.53%  *        0.94%  *

  *  - Annualized
 **  - Unannualized
***  - Commencement of operations






   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                        FOR THE                                                                        FOR THE
                                          SIX                                                          FOR THE         PERIOD
                                        MONTHS                                                          ELEVEN         MAY 3,
                                         ENDED                                                          MONTHS         1999 ***
                                       MARCH 31,             FOR THE YEAR ENDED SEPT. 30,               ENDED          THROUGH
                                         2004          -----------------------------------------       SEPT. 30,       OCT. 31,
                                      (UNAUDITED)         2003            2002           2001            2000            1999
                                     --------------    ------------    -----------    -----------    -----------      -----------

For a share outstanding
throughout the period:

Net asset value, beginning of period      $ 1.00          $    1.00     $     1.00     $    1.00        $ 1.00           $ 1.00
                                     --------------    ------------    -----------    -----------    -----------      -----------

Income from investment operations:
   Net investment income                    0.002             0.006          0.014          0.049          0.052           0.023

Less dividends:
   Dividends from net investment
        Income                            (0.002)            (0.006)        (0.014)        (0.049)       (0.052)          (0.023)
                                     --------------    ------------    -----------    -----------    -----------      -----------

Net asset value, end of period            $ 1.00          $    1.00     $     1.00     $     1.00        $ 1.00          $  1.00
                                      ==============      ==========    ============   ===========    ==========      ===========
Ratio/Supplemental Data:
Total return                                  0.15% **        0.59%           1.43%          4.70%          5.28% **        2.35% **
Net assets, end of period (000's)           $19,651         $20,463        $ 25,704        $28,230       $78,287          $49,512

Ratio to average net assets:
  Net investment income                       0.30%  *        0.61%           1.44%          4.90%          5.67%  *        4.65%  *
  Operating expenses including
    reimbursement/waiver/recoupment           0.79%  *        0.76%           0.70%          0.57%          0.57%  *        0.57%  *
  Operating expenses excluding
    reimbursement/waiver/recoupment           0.79%  *        0.76%           0.70%          0.51%          0.51%  *        0.86%  *


  *  - Annualized
 **  - Unannualized
***  - Commencement of operations






   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - MONEY MARKET SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                        FOR THE                                                                      FOR THE
                                          SIX                                                         FOR THE        PERIOD
                                        MONTHS                                                         ELEVEN        MAY 19,
                                         ENDED                                                         MONTHS        1999 ***
                                       MARCH 31,             FOR THE YEAR ENDED SEPT. 30,              ENDED         THROUGH
                                         2004          -----------------------------------------      SEPT. 30,      OCT. 31,
                                      (UNAUDITED)         2003            2002             2001         2000           1999
                                     --------------    ------------    -----------    -----------   -----------     -----------
For a share outstanding
throughout the period:

Net asset value, beginning of period       $ 1.00           $ 1.00         $ 1.00          $ 1.00      $   1.00         $ 1.00
                                     --------------    ------------    -----------    -----------   -----------     -----------
Income from investment operations:
   Net investment income                    0.004            0.011          0.018           0.049         0.056          0.023

Less dividends:
   Dividends from net investment
        income                             (0.004)          (0.011)        (0.018)         (0.049)       (0.056)        (0.023)
                                      -------------    ------------    -----------    -----------   -----------     -----------

Net asset value, end of period            $  1.00          $  1.00        $  1.00         $  1.00     $    1.00        $  1.00
                                      =============    ============    ===========   ============   ===========     ============

Ratio/Supplemental Data:
Total return                                 0.40%  **       1.09%           1.86%          5.07%         5.62% **        2.50% **
Net assets, end of period (000's)          $75,486        $100,636      $  176,071       $207,359       $94,521        $22,397

Ratio to average net assets:
  Net investment income                      0.79%   *       1.10%           1.84%          4.91%         6.15%  *       5.08%  *
  Operating expenses including
reimbursement/waiver/recoupment              0.30%   *       0.28%           0.30%          0.24%         0.22%  *       0.22%  *
  Operating expenses excluding
reimbursement/waiver/recoupment              0.33%   *       0.26%           0.26%          0.27%         0.32%  *       1.87%  *


  *  - Annualized
 **  - Unannualized
***  - Commencement of operations





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Cadre Liquid Asset Fund"), the Cadre Affinity Fund - Money Market Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - Money Market Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 3, 1999 and May 19, 1999, respectively.

The Funds invest all of their investable assets in the Money Market Portfolio (the "Portfolio"). The portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investments in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (1.22% for Cadre Liquid Asset Fund, 1.32% for Cadre Affinity Fund, 5.07% for Cadre Reserve Fund at March 31, 2004.) The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds' financial statements.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included later on in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Funds are treated as a separate entity for federal income tax purposes and intend to qualify each year as a "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust's former administrator and transfer agent, Cadre Financial Services, Inc. ("Cadre"), and the Trust's distributor, Ambac Securities, Inc. ("Ambac Securities"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFMAM, Inc. ("PFMAM" or the "Distributor"), pursuant to which PFM and PFMAM agreed to purchase the administration and transfer agency business of Cadre and the distribution and fixed income investment business of Ambac Securities, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's administration, transfer agency and distribution agreements (the "Agreements") with Cadre and Ambac Securities, the Trust's consent was required in order for the administration and transfer agency agreements to be assigned to PFM and the distribution agreement to be assigned to PFMAM in connection with the Transaction. On February 5, 2004, the Trust's Board of Trustees considered, and consented to, the assignment of the Agreements to PFM and PFMAM effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing and administration and transfer agency services to the Trust and PFMAM began providing distribution services to the Trust.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into an Administration Agreement with PFM, under which PFM is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

  ------------------------------------------ ------------------------- ---------------------- -----------------------
                                             Cadre Liquid Asset           Cadre Affinity          Cadre Reserve
                                                   Fund                       Fund                     Fund
  ------------------------------------------ ------------------------- ---------------------- -----------------------
  0 - $250,000,000                                    0.19%                    0.19%                   0.10%
  ------------------------------------------ ------------------------- ---------------------- -----------------------
  $250,000,001 - $1,000,000,000                       0.165%                   0.165%                  0.075%
  ------------------------------------------ ------------------------- ---------------------- -----------------------
  Over $1,000,000,000                                 0.14%                    0.14%                   0.05%
  ------------------------------------------ ------------------------- ---------------------- -----------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with PFM, under which PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Plan with PFMAM, under which PFMAM acts as the exclusive distributor of the Trust's shares. Under the Distribution Plan, the Distributor receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which the Distributor has entered into Distribution Agreements with, that provide assistance to the Affinity Series.

Certain officers of the Trust may be officers of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

PFM has voluntarily agreed to waive a portion of its fees and to reimburse the Cadre Reserve Fund for certain expenses to the extent the total operating expense of the Fund exceeds 0.30% (annualized) of their average daily net assets. During the six month period ended March 31, 2004, PFM waived the following fees so that the Fund could meet this expense limitation.

                                  ------------- --------------------------- --------------------------- ---------------------------
                                     Expense            Waived Fees              Reimbursed Expense                Total
---------------------------------               --------------------------- --------------------------- ---------------------------
               Fund                   Limit       Current     Life to Date    Current    Life to Date     Current     Life to Date
--------------------------------- ------------- ----------- --------------- ---------- ---------------- ----------- ---------------
Cadre Liquid Asset Fund                N/A             $ 0         $ 63,290        $ 0        $ 51,651          $ 0       $ 114,941
--------------------------------- -------------   --------- --------------- ---------- ---------------- ----------- ---------------
Cadre Affinity Fund                    N/A             $ 0         $ 36,348        $ 0        $ 33,112          $ 0        $ 69,460
--------------------------------- -------------   --------- --------------- ---------- ---------------- ----------- ---------------
Cadre Reserve Fund                    0.30%       $  10,638       $ 147,533        $ 0        $ 56,305     $ 10,638       $ 203,838
--------------------------------- -------------   --------- --------------- ---------- ---------------- ----------- ---------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse PFM for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses go below the expense limitation. During the six month period ended March 31, 2004, the following was reimbursed to PFM pursuant to the terms of the Plan:

                             -------------------- -----------------------------------------
                                    Expense               Amounts Reimbursed to PFM
----------------------------         Limit        -------------------- --------------------
         Fund                                          Current              Life to date
---------------------------- -------------------- --------------------- -------------------
Cadre Liquid Asset Fund               N/A                 $ 0                  $ 74,163
---------------------------- -------------------- --------------------- -------------------
Cadre Affinity Fund                   N/A                 $ 0                  $ 69,460
---------------------------- -------------------- --------------------- -------------------
Cadre Reserve Fund                   0.30%                $ 0                 $ 136,895
---------------------------- -------------------- --------------------- -------------------

Pursuant to the Plan, PFM had determined that some reimbursable costs were unrecoverable. Therefore the balances due to PFM have been reduced by these amounts. During the six month period ended March 31, 2004, PFM deemed the following as unrecoverable:

                                           -----------------------------------
                                                   Amount Unrecoverable
       ----------------------------------- -----------------------------------
                       Fund                     Current        Life to date
       ----------------------------------- ---------------- ------------------
       Cadre Liquid Asset Fund                          $0         $ 40,778
       ----------------------------------- ---------------- ------------------
       Cadre Affinity Fund                              $0           $ 0
       ----------------------------------- ---------------- ------------------
       Cadre Reserve Fund                               $0         $ 56,305
       ----------------------------------- ---------------- ------------------

As of March 31, 2004, the balances which remain recoverable for each fund are as follows:

        ------------------------------------- -------------------------------
                        Fund                     Remaining Recoverable
        ------------------------------------- -------------------------------
        Cadre Liquid Asset Fund                                  $  0
        ------------------------------------- -------------------------------
        Cadre Affinity Fund                                      $  0
        ------------------------------------- -------------------------------
        Cadre Reserve Fund                                   $ 10,638
        ------------------------------------- -------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Yield to
       Principal                                                       Maturity on Date       Maturity             Value
    (In Thousands)              Description                              of Purchase            Date              (Note 2)
    --------------              -----------                              -----------            ----              --------

ASSET-BACKED COMMERCIAL PAPER - 11.8%

    $      50,000  Edison Asset Securitization                                   1.07  %         6/16/04   $        49,889,167
           11,000  Sheffield Receivables Corporation                             1.04             4/2/04            10,999,688
           40,000  Sheffield Receivables Corporation                             1.06             4/8/04            39,991,911
           10,000  Sheffield Receivables Corporation                             1.05            4/21/04             9,994,278
           25,000  Yorktown Capital LLC                                          1.04            4/19/04            24,987,250
           14,383  Yorktown Capital LLC                                          1.05            4/21/04            14,374,770
           26,024  Yorktown Capital LLC                                          1.06            4/28/04            26,003,701
                                                                                                              -----------------

                   Total Asset-Backed Commercial Paper                                                             176,240,765
                   (amortized cost $176,240,765)                                                              -----------------

COMMERCIAL PAPER - 22.4%

           50,000  American General Finance Corporation                          1.05            4/26/04            49,964,236
           50,000  Citigroup Global Markets                                      1.04            4/13/04            49,983,000
           50,000  Credit Suisse First Boston                                    1.05            4/19/04            49,974,125
           20,000  Credit Suisse First Boston                                    1.06            4/23/04            19,987,289
           50,000  Dexia (DE)                                                    1.04            4/16/04            49,978,750
           50,000  General Electric Capital Corporation                          1.06            5/11/04            49,942,222
           50,000  UBS Finance (DE) Inc.                                         1.05             4/2/04            49,998,570
           13,400  UBS Finance (DE) Inc.                                         1.04            4/13/04            13,395,444
                                                                                                              -----------------

                   Total Commercial Paper                                                                          333,223,636
                                                                                                              -----------------
                   (amortized cost $333,223,636)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.2%

            40,905  Federal Home Loan Bank                                       1.07            4/15/04            40,944,729
            72,700  Federal Home Loan Bank                                       1.02            4/21/04            72,659,611
           123,100  Federal Home Loan Bank                                       1.01            4/23/04           123,025,353
            10,000  Federal Home Loan Bank                                       1.45             4/1/05             9,994,839
             7,800  Federal Home Loan Bank                                       1.30            4/11/05             7,800,000
            13,500  Federal Home Loan Bank                                       1.31            4/22/05            13,500,000
             8,000  Federal Home Loan Bank                                       1.37            4/27/05             7,994,400
            20,000  Federal Home Loan Bank                                       1.35            4/29/05            20,000,000
            11,000  Federal Home Loan Mortgage Corporation                       1.08            4/15/04            11,010,636
            50,000  Federal Home Loan Mortgage Corporation                       1.02            4/27/04            49,963,889
            27,301  Federal Home Loan Mortgage Corporation                       1.20             5/5/04            27,270,575
             6,855  Federal Home Loan Mortgage Corporation                       1.15           11/15/04             6,943,794
             5,000  Federal Home Loan Mortgage Corporation                       1.27            2/15/05             5,112,321
            20,000  Federal Home Loan Mortgage Corporation                       1.25            2/23/05            19,777,689

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             Yield to
      Principal                                                          Maturity on Date        Maturity             Value
    (In Thousands)              Description                                 of Purchase            Date              (Note 2)
    --------------              -----------                                 -----------            ----              --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
    $      100,000  Federal National Mortgage Association                        1.01  %          4/2/04             $ 99,997,222
            35,000  Federal National Mortgage Association                        1.05            4/15/04               35,033,133
            17,000  Federal National Mortgage Association                        1.12             5/4/04               16,982,858
           100,000  Federal National Mortgage Association                        1.06             6/1/04               99,824,201
            25,000  Federal National Mortgage Association                        1.16             6/8/04               24,946,167
            50,000  Federal National Mortgage Association                        1.05             7/1/04               49,869,820
            36,000  Federal National Mortgage Association                        1.05             7/1/04               35,906,270
            60,000  Federal National Mortgage Association                        1.41           10/15/04               59,546,626
             6,074  Federal National Mortgage Association                        1.15           12/15/04                6,104,676
            25,000  Federal National Mortgage Association                        1.22             1/3/05               24,771,090
            50,000  Federal National Mortgage Association                        1.25             2/4/05               49,476,417
             4,000  Federal National Mortgage Association                        1.27            2/15/05                4,202,049
            10,000  Federal National Mortgage Association                        1.40            3/29/05               10,000,000
             5,000  Federal National Mortgage Association                        1.30            4/19/05                5,000,000
             3,000  Federal National Mortgage Association                        1.27            4/25/05                3,000,000
                                                                                                              --------------------
                    Total U.S. Government Agency Obligations                                                          940,658,365
                                                                                                              --------------------
                    (amortized cost $940,658,365)

REPURCHASE AGREEMENTS - 18.5%

           250,000  Repurchase Agreement with Goldman Sachs, 1.05%, dated         1.05             4/1/04              250,000,000
                    March 31, 2004, with proceeds at maturity of
                    $250,007,292 (collateralized by various U.S.
                    Government Agency Obligations with a market value of
                    $255,000,140)
            25,060  Repurchase Agreement with Goldman Sachs, 1.06%, dated         1.06             4/1/04               25,060,000
                    March 31, 2004, with proceeds at maturity of
                    $25,060,738 (collateralized by various U.S.
                    Government Agency Obligations with a market value of
                    $25,561,214)

                                                                                                               --------------------
                    Total Repurchase Agreements                                                                        275,060,000
                                                                                                               --------------------
                    (amortized cost $275,060,000)

                    Total Investments - 115.9%                                                                       1,725,182,766
                    (amortized cost $1,725,182,766)

                    Liabilities in excess of other assets - (15.9)%                                                  (237,001,605)
                                                                                                               --------------------
                    Net Assets - 100.0%                                                                        $    1,488,181,161
                                                                                                               ====================

   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:

Investments, at value
      Asset-Backed Commercial Paper                         $    176,240,765
      Commercial Paper                                           333,223,636
      U.S. Government Agency Obligations                         940,658,365
      Repurchase Agreements                                      275,060,000
                                                            -----------------
          Total Investments, at value                          1,725,182,766
Cash                                                                   1,802
Interest receivable                                                1,694,706
Prepaid expenses                                                      10,445
                                                            -----------------
          Total Assets                                         1,726,889,719
                                                            -----------------



LIABILITIES:

Amount payable for securities purchased not yet received         238,538,802
Investment advisory fees payable                                      92,949
Accrued trustees' fees and expenses                                    9,391
Other accrued expenses                                                67,416
                                                            -----------------
          Total Liabilities                                      238,708,558
                                                            -----------------

NET ASSETS                                                    $1,488,181,161
                                                            =================




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                             FOR THE
                                              SIX
                                             MONTHS        FOR THE
                                             ENDED           YEAR
                                            MARCH 31,       ENDED
                                              2004       SEPTEMBER 30,
                                           (UNAUDITED)       2003
                                          ------------   -----------

INVESTMENT INCOME:

     Interest                              $ 7,633,701   $22,699,012


EXPENSES:


     Investment advisory fees                  559,047     1,318,776
     Custodian fees                             32,958        62,735
     Accrued trustees' fees and expenses        21,995        35,630
     Audit and tax fees                         15,804        30,150
     Legal fees                                 33,026        61,311
     Other expenses                             30,836        56,724
                                           -----------   -----------
          Net expenses                         693,666     1,565,326
                                           -----------   -----------
     NET INVESTMENT INCOME                 $ 6,940,035   $21,133,686
                                           ===========   ===========




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                          FOR THE                                                                                     FOR THE
                            SIX                                                                    FOR THE            PERIOD
                          MONTHS                                                                   ELEVEN              MAY 3,
                           ENDED                                                                   MONTHS             1999 ***
                         MARCH 31,                FOR THE YEAR ENDED SEPT. 30,                     ENDED              THROUGH
                           2004            ----------------------------------------------         SEPT. 30,           OCT. 31,
                        (UNAUDITED)           2003              2002             2001               2000                1999
                       --------------      ------------      -----------      -----------        -----------        -----------
OPERATIONS:

Net investment income  $     6,940,035    $     21,133,686  $    35,936,268  $     55,776,099  $     40,882,776   $     4,976,187
                       ---------------    ----------------  ---------------  ----------------  ----------------   ---------------

SHARE TRANSACTIONS:

Contributions            9,563,561,889      23,125,578,782   21,009,192,889    14,570,843,742    10,194,540,639     1,913,721,258
Withdrawals             (9,693,210,914)    (23,129,880,044)  21,031,138,151)  (13,763,332,196)  (10,227,164,851)   (1,210,176,933)
                       ---------------    ----------------  ---------------  ----------------  ----------------   ---------------
  Net (decrease)
  increase
  in net assets
  resulting
  from beneficial
  interest
  transactions            (129,649,025)         (4,301,262)     (21,945,262)      807,511,546       (32,624,212)      703,544,325
                       ---------------    ----------------  ---------------  ----------------  ----------------   ---------------
Total (decrease)
increase in net  assets   (122,708,990)         16,832,424       13,991,006       863,287,645         8,258,564       708,520,512

NET ASSETS:

Beginning of period      1,610,890,151       1,594,057,727    1,580,066,721       716,779,076       708,520,512                 0
                       ---------------    ----------------  ---------------  ----------------  ----------------   ---------------
End of period          $ 1,488,181,161    $  1,610,890,151  $ 1,594,057,727  $  1,580,066,721  $    716,779,076   $   708,520,512
                       ===============    ================  ===============  ================  ================   ===============
Financial Highlights:

Ratio to average net
assets:
     Net expenses                 0.10%*              0.09%            0.09%             0.10%             0.10%*            0.15%*
     Net investment
       income                     1.09%*              1.27%            2.04%             4.82%             6.12%*            5.23%*

      Total Return                0.50%**             1.28%            2.07%             5.21%             5.73%**           2.53%**


  *  - Annualized
 **  - Unannualized
***  - Commencement of operations





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CADRE INSTITUTIONAL INVESTORS TRUST
MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust's former investment adviser, Cadre Financial Services, Inc. ("Cadre"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFMAM, Inc. ("PFMAM"), pursuant to which PFM agreed to purchase the investment advisory business of Cadre, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's investment advisory agreement (the "Agreement") with Cadre, the Trust's consent was required in order for the Agreement to be assigned to PFM in connection with the Transaction. On February 5, 2004, the Trust's Board of Trustees considered, and consented to, the assignment of the Agreement to PFM and PFMAM effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing investment advisory services to the Trust.

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with PFM, whereby PFM provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFMAM (the "Distributor"), acts as the exclusive distributor of the Trust's shares. PFMAM is not compensated for its services directly by the Portfolio.

Certain officers of the Trust may be officers of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

                       CADRE INSTITUTIONAL INVESTORS TRUST
                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                               SEMI- ANNUAL REPORT

                                 MARCH 31, 2004

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
MESSAGE TO OUR
SHAREHOLDERS
--------------------------------------------------------------------------------

   The last six months have also been a challenging time to manage short-term funds. A second year of historically low interest rates challenged investors to maximize investment income while protecting principal against a rise in rates that could erode market values. Short-term rates, captive to the overnight bank lending rate set by the Federal Reserve, moved hardly at all as the 1.25% Fed Funds rate of last January stepped down 25 basis points in June to its current 1.00% rate.

   The Fed Funds rate--at 1.00% the lowest it has been in 46 years--resulted from the Fed's determination to boost growth as the economy struggled to regain its footing after the terrorist attack and the mild recession that retarded economic output during the fall of 2001. A low inflation rate gave the Fed the latitude to move inter-bank interest rates to near zero. In fact for much of the year the "real" interest rate (the difference between the federal funds rate and the rate of inflation) was actually negative.

   Easy money was accompanied by a highly stimulative fiscal policy. Spending by the Federal government grew substantially in 2003 and significant Federal tax cuts boosted consumer spending power. The Federal spending increase was related in part to the war in Iraq, but also extended to a host of domestic programs. The tax cuts helped to boost corporate profits and supported growth in retail sales which accounts for roughly 2/3 of final demand for goods and services.

   Growth in gross domestic product--the broadest measure of economic performance--accelerated from 2.2% in 2002 and 1.9% in the first half of 2003 to 6.1% in the last six months of the year, and the overall growth rate of 4.3% represented solid performance, although the result was somewhat disappointing when compared with growth rates at this point in other recent business cycles.

   The growth in the rate of economic output was accompanied by a declining rate of inflation; by year-end the consumer price index had risen only 1.1% compared with levels a year earlier. This resulted from strong improvements in productivity and declining unit labor costs that enabled businesses to raise output and improve profits without raising prices. Indeed productivity growth was the strongest since 2001.

   One unfortunate result of the productivity gains was continued weakness in the job market. Payrolls declined by 61,000 during the year, hardly satisfactory to either job seekers or political leaders, and the manufacturing sector lost over 500,000 jobs in the year, continuing a trend that began in the Fall of 2000. THe first three months of 2004 saw a reversal of this trend, with a significant pickup in jobs.

   For the six-month period the CIIT portfolios were managed to maximize yield in a stable to declining rate environment. The primary strategy was to maintain a relatively long weighted average maturity to capture the somewhat higher rates available in 9-12 month investments. The result was the CIIT portfolios performed quite favorably when compared with their peers.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
MESSAGE TO OUR SHAREHOLDERS
(CONTINUED)
--------------------------------------------------------------------------------

   Most economists expect that the next move by the Federal Reserve will be to raise short-term interest rates, although the timing is subject to debate. When such a move comes it will be the first since early 2000, and even if the rises come in small increments, they could have a significant impact on the markets, given the very low current level of rates. Four factors are likely to impact the timing of a rise in rates: sustained growth in non-farm payrolls, an unfavorable change in the current inflation rate, a significant drop in the value of the U.S. dollar in the foreign exchange markets, and the domestic and international political situation. This is a volatile mix that makes it particularly difficult to forecast market behavior.

   More important for the market than the actual move in overnight rates is the anticipation of a move. In recent years the market has often led the Fed in raising and lowering rates in expectation of changes in Fed policy. Under such circumstances investors could push rates higher much before the Fed takes its first steps.

   We will work diligently to produce a competitive return to CIIT shareholders without exposing the portfolios to any undue risk that could impact the net asset value in the current highly uncertain marketplace.

   Respectfully,
   PFM Asset Management LLC

   April 30, 2004

                              TRUSTEES AND OFFICERS

Chairman / Trustee     Michael P. Flanagan +         Executive Director
                                                     MASA

Trustee                Richard J. Anderson *+        Associate Executive
                                                     Director NSBA

Trustee                Harvey A. Fein *              Vice President of Finance
                                                     Molina Healthcare, Inc.

Trustee                Russell E. Galipo *+          Retired


Trustee                C. Roderick O'Neil            Retired


Trustee                William J. Reynolds, Esq.+    Retired


President              Marty Margolis                Managing Director
                                                     PFM Asset Management LLC

Secretary              Timothy Sullivan              Managing Director
                                                     PFM Asset Management LLC

Assistant Secretary    Andrea Pizzimenti             Consultant
                                                     PFM Asset Management LLC

Treasurer              Debra Goodnight               Managing Director
                                                     PFM Asset Management LLC

Assistant Treasurer    Carolyn Osiecki               Senior Managing Consultant
                                                     PFM Asset Management LLC

                              TEAM OF PROFESSIONALS

Investment Adviser                                   PFM Asset Management LLC
Administrator                                        PFM Asset Management LLC
Transfer Agent                                       PFM Asset Management LLC
Distributor                                          PFMAM, Inc.
Custodian                                            US Bank
Independent Auditors                                 KPMG LLP
Legal Counsel                                        Schulte, Roth & Zabel LLP


*Audit committee
+Nominating Committee

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                          CADRE         CADRE          CADRE
                                                      LIQUID ASSET     AFFINITY       RESERVE
                                                          FUND           FUND           FUND
                                                      ------------   ------------   -----------
ASSETS:
Investment in Cadre Institutional Investors Trust -
   U.S. Government Money Market Portfolio, at value   $  7,050,286   $ 10,947,778   $146,555,387
Cash                                                       100,000        100,000           --
Other assets                                                15,514          2,525          7,741
                                                      ------------   ------------   ------------
          Total Assets                                   7,165,800     11,050,303    146,563,128
                                                      ------------   ------------   ------------

LIABILITIES:

Administration fees payable                                   --            1,203         13,391
Transfer agent fees payable                                   --              317          6,695
12b-1 fees payable                                            --            1,095           --
Accrued trustees' fees and expenses                            157            400            325
Other accrued expenses                                       7,937         16,451          8,894
                                                      ------------   ------------   ------------
          Total Liabilities                                  8,094         19,466         29,305
                                                      ------------   ------------   ------------

NET ASSETS                                            $  7,157,706   $ 11,030,837   $146,533,823
                                                      ============   ============   ============

Shares of beneficial interest outstanding
(unlimited shares authorized)                            7,157,706     11,030,837    146,533,823
                                                      ============   ============   ============

NET ASSET VALUE, OFFERING PRICE AND                   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============
     REDEMPTION PRICE PER SHARE

NET ASSETS CONSIST OF:
Common Stock, at par value                                  11,031        146,534          7,158
Paid-in capital in excess of par value                   7,150,548     11,019,806    146,387,289
                                                      ------------   ------------   ------------
   NET ASSETS                                            7,157,706     11,030,837    146,533,823
                                                      ============   ============   ============



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                          CADRE LIQUID ASSET FUND
                                               ------------------------------------------
                                                   FOR THE                   FOR THE
                                                  SIX MONTHS                   YEAR
                                                    ENDED                     ENDED
                                                MARCH 31, 2004             SEPTEMBER 30,
                                                 (UNAUDITED)                   2003
                                               ---------------            ---------------
INVESTMENT INCOME:

INVESTMENT INCOME AND EXPENSES ALLOCATED FROM
     CADRE INSTITUTIONAL INVESTORS TRUST
    U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     Interest                                        $  38,249                  $ 176,270

     Expenses                                            3,480                     12,480
                                                     ---------                  ---------
NET INVESTMENT INCOME FROM CADRE INSTITUTIONAL
INVESTORS TRUST U.S. GOVERNMENT MONEY                   34,769                    163,790
MARKET PORTFOLIO


EXPENSES:
    Administration fees                                  6,970                     25,095
    Transfer agent fees                                  1,834                      6,604
    12b-1 fees                                            --                         --
    Custodian fees                                      18,156                     31,507
    Audit and tax fees                                   5,985                     11,143
    Registration and filing fees                         1,859                      5,959
    Printing fees                                          366                        730
    Other expenses                                       2,827                      5,999
                                                     ---------                  ---------
              Total expenses                            37,997                     87,037
              Less fee waivers / plus expense
              recoupments                              (18,139)                   (13,814)
                                                     ---------                  ---------
              Net expenses                              19,858                     73,223
                                                     ---------                  ---------
NET INVESTMENT INCOME                                $  14,911                  $  90,567
                                                     =========                  =========




   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------------------------------------------------------
                     CADRE AFFINITY FUND                                                 CADRE RESERVE FUND
---------------------------------------------------------------    -------------------------------------------------------------
           FOR THE                          FOR THE                          FOR THE                         FOR THE
          SIX MONTHS                          YEAR                          SIX MONTHS                         YEAR
            ENDED                             ENDED                           ENDED                            ENDED
        MARCH 31, 2004                    SEPTEMBER 30,                   MARCH 31, 2004                   SEPTEMBER 30,
          (UNAUDITED)                         2003                         (UNAUDITED)                         2003
------------------------------    -----------------------------    ----------------------------    -----------------------------
                      $74,307                         $209,553                        $889,384                       $2,140,920

                        6,777                           15,059                          80,918                          156,048
------------------------------    -----------------------------    ----------------------------    -----------------------------

                       67,530                          194,494                         808,466                        1,984,872



                       13,279                           30,020                          83,161                          165,023
                        3,494                            7,900                          41,580                           82,512
                        6,989                           15,800                               -                                -
                       17,155                           46,909                           5,748                            7,753
                        5,985                           11,143                           5,985                           11,143
                          804                            3,399                           3,226                            7,051
                          366                              730                             366                              730
                        2,337                            5,681                          10,406                           15,991
------------------------------    -----------------------------    ----------------------------    -----------------------------
                       50,409                          121,582                         150,472                          290,203

                      (4,953)                         (18,231)                          23,256                           98,589
------------------------------    -----------------------------    ----------------------------    -----------------------------
                       45,456                          103,351                         173,728                          388,792
------------------------------    -----------------------------    ----------------------------    -----------------------------
                      $22,074                         $ 91,143                        $634,738                       $1,596,080
==============================    =============================    ============================    =============================






    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               CADRE LIQUID ASSET FUND
                                                                     FOR THE
                                                                   SIX MONTHS
                                                                      ENDED
                                                                 MARCH 31, 2004               FOR THE YEAR ENDED SEPT. 30,
                                                                                              ----------------------------
                                                                  (UNAUDITED)                2003                    2002
                                                                -----------------     --------------------   ---------------------
OPERATIONS:

   Net investment income                                             $   14,911                 $ 90,567            $      197,597
                                                                -----------------     --------------------   ---------------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                                (14,911)                 (90,567)                 (197,597)
                                                                -----------------     --------------------   ---------------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                                 477,196,393            1,178,594,431               901,453,036
   Net asset value of shares issued to shareholders from
       reinvestment of dividends                                         14,911                   90,567                   197,597
   Cost of shares redeemed                                         (478,647,453)          (1,192,475,074)             (903,765,408)
                                                                -----------------    --------------------     ---------------------

       Net (decrease) increase  in net assets resulting from
            share transactions                                       (1,436,149)             (13,790,076)               (2,114,775)
                                                                -----------------     --------------------   ---------------------

                                                                     (1,436,149)             (13,790,076)               (2,114,775)
NET ASSETS:

   Beginning of period                                                8,593,855               22,383,931                24,498,706
                                                                -----------------     --------------------   ---------------------
   End of period                                                     $7,157,706               $8,593,855               $22,383,931
                                                                =================     ====================   =====================

OTHER INFORMATION

Share Transactions:
   Shares sold                                                        477,196,393            1,178,594,431             901,453,036
   Shares issued to shareholders from
          reinvestment of dividends                                        14,911                   90,567                 197,597
   Shares repurchased                                                (478,647,453)          (1,192,475,074)           (903,765,408)
                                                                -----------------     --------------------   ---------------------
        Net  (decrease) increase in shares outstanding                 (1,436,149)             (13,790,076)             (2,114,775)
                                                                =================     ====================   =====================




   The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------------------------------------------------
                     CADRE AFFINITY FUND                                            CADRE RESERVE FUND
    FOR THE                                                  FOR THE
SIX MONTHS ENDED                                          SIX MONTHS ENDED
 MARCH 31, 2004           FOR THE YEAR ENDED SEPT. 30,     MARCH 31, 2004        FOR THE YEAR ENDED SEPT. 30,
  (UNAUDITED)            2003                    2002       (UNAUDITED)            2003               2002
---------------    ----------------    ----------------   ---------------    ---------------    ---------------
   $    22,074          $    91,143       $     265,896      $    634,738        $ 1,596,080        $ 1,975,701
---------------    ----------------    ----------------   ---------------    ---------------    ---------------

        (22,074)            (91,143)           (265,896)         (634,738)        (1,596,080)        (1,975,701)
---------------    ----------------    ----------------   ---------------    ---------------    ---------------

     79,233,509         162,214,645         226,315,196       279,263,246        647,647,193        406,137,108

         22,074              91,143             265,896           634,738          1,596,080          1,975,701
    (83,090,530)       (165,075,462)       (227,178,721)     (312,711,693)      (592,990,017)      (381,242,755)
---------------    ----------------    ----------------   ---------------    ---------------    ---------------

     (3,834,947)         (2,769,674)           (597,629)      (32,813,709)        56,253,256         26,870,054
---------------    ----------------    ----------------   ---------------    ---------------    ---------------

     (3,834,947)         (2,769,674)           (597,629)      (32,813,709)        56,253,256         26,870,054


     14,865,784          17,635,458          18,233,087       179,347,532        123,094,276         96,224,222

---------------    ----------------    ----------------   ---------------    ---------------    ---------------
    $11,030,837         $14,865,784         $17,635,458      $146,533,823       $179,347,532       $123,094,276
===============    ================    ================   ===============    ===============    ===============

     79,233,509         162,214,645         226,315,196       279,263,246        647,647,193        406,137,108

         22,074              91,143             265,896           634,738          1,596,080          1,975,701
    (83,090,530)       (165,075,462)       (227,178,721)     (312,711,693)      (592,990,017)      (381,242,755)
---------------    ----------------    ----------------   ---------------    ---------------    ---------------
     (3,834,947)         (2,769,674)           (597,629)      (32,813,709)        56,253,256         26,870,054
===============    ================    ================   ===============    ===============    ===============




   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                      FOR THE
                                        SIX                                                               FOR THE
                                      MONTHS                                                              ELEVEN          FOR THE
                                       ENDED                                                              MONTHS            YEAR
                                     MARCH 31,                                                            ENDED            ENDED
                                       2004                  FOR THE YEAR ENDED SEPTEMBER 30,            SEPT. 30,        OCT. 31,
                                    (UNAUDITED)           2003            2002              2001           2000             1999
                                   --------------      -----------    -------------      ------------   ----------       ----------
For a share outstanding
  throughout the period

Net asset value, beginning of
  period                                  $ 1.00           $ 1.00           $ 1.00            $ 1.00       $ 1.00           $ 1.00
                                   --------------      -----------    -------------      ------------   ----------       ----------
Income from investment
  operations:
  Net investment income                     0.002            0.007            0.015             0.046        0.051            0.046

Less dividends:
  Dividends from net investment
  Income                                   (0.002)          (0.007)          (0.015)           (0.046)      (0.051)          (0.046)
                                   --------------      -----------    -------------      ------------   ----------       ----------

Net asset value, end of period            $ 1.00           $ 1.00           $ 1.00            $ 1.00       $ 1.00           $ 1.00
                                   ==============      ===========    =============      ============   ==========       ==========

Ratio/Supplemental Data:
Total Return                               0.20%  **        0.66%            1.47%             4.55%        5.25%  **         4.70%
Net assets, end of period (000's)        $ 7,158          $ 8,594         $ 22,384          $ 24,499     $ 36,136          $ 45,148

Ratio to average net assets:
   Net investment income                   0.41%  *         0.69%            1.53%             4.61%        5.57%  *          4.61%

Operating expenses including
 reimbursement/waiver/recoupment           0.64%  *         0.65%            0.65%             0.64%        0.45%  *          0.45%
Operating expenses excluding
 reimbursement/waiver/recoupment           1.13%  *         0.75%            0.76%             0.54%        0.63%  *          0.55%



 * - Annualized
** - Unannualized


    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:





                                     FOR THE                                                                           FOR THE
                                       SIX                                                          FOR THE            PERIOD
                                      MONTHS                                                         ELEVEN            MAY 3,
                                       ENDED                                                         MONTHS            1999***
                                    MARCH 31,                                                        ENDED             THROUGH
                                       2004              FOR THE YEAR ENDED SEPTEMBER 30,          SEPT. 30,           OCT 31,
                                   (UNAUDITED)         2003            2002            2001           2000              1999
                                   -------------     ----------     -----------     ------------  -------------      ------------
For a share outstanding
throughout the period:

Net asset value, beginning of
  period                                 $  1.00         $ 1.00         $  1.00          $  1.00        $  1.00      $       1.00
                                   -------------     ----------     -----------     ------------  -------------      ------------
Income from investment
   operations:
   Net investment income                   0.002          0.006           0.014            0.043          0.050             0.023

Less dividends:
   Dividends from net investment
   income                                 (0.002)        (0.006)         (0.014)          (0.043)        (0.050)           (0.023)
                                   -------------     ----------     -----------     ------------  -------------      ------------

Net asset value, end of period            $ 1.00         $ 1.00         $  1.00          $  1.00        $  1.00      $       1.00
                                   =============     ==========     ===========     ============  =============      ============


Ratio/Supplemental Data:
Total return                              0.16%  **      0.58%           1.39%            4.72%          5.16%  **         2.29%  **
Net assets, end of period (000's)       $11,031        $14,866         $17,635        $ 18,233        $24,956        $   24,956


Ratio to average net assets:
Net investment income                     0.32%   *      0.58%           1.37%            4.31%          5.50%  *          4.58%  *
Operating expenses including
reimbursement/waiver/recoupment           0.75%   *      0.75%           0.75%            0.75%          0.55%  *          0.55%  *
Operating expenses excluding
reimbursement/waiver/recoupment           0.82%   *      0.87%           0.81%            0.71%          0.60%  *          1.07%  *


  * - Annualized
 ** - Unannualized
*** - Commencement of operations









    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:.





                                  FOR THE                                                                            FOR THE
                                    SIX                                                          FOR THE             PERIOD
                                  MONTHS                                                         ELEVEN               JAN 5,
                                   ENDED                                                          MONTHS             1999***
                                 MARCH 31,                                                        ENDED              THROUGH
                                    2004             FOR THE YEAR ENDED SEPTEMBER 30,            SEPT. 30,            OCT 31,
                                (UNAUDITED)        2003           2002            2001             2000               1999
                                -------------    ----------    ------------    ------------    -------------       ------------
For a share outstanding
  throughout the period:

Net asset value, beginning of
  period                              $  1.00        $ 1.00         $  1.00         $  1.00          $  1.00       $       1.00
                                -------------    ----------    ------------    ------------    -------------       ------------

Income from investment
   operations:
   Net investment income                0.004         0.010           0.018           0.047            0.053              0.040

Less dividends:
   Dividends from net
   investment income                   (0.004)       (0.010)         (0.018)         (0.047)          (0.053)          (0.040)
                                -------------    ----------    ------------    ------------    -------------       ------------

Net asset value, end
  of period                           $  1.00        $ 1.00         $  1.00         $  1.00          $  1.00       $       1.00
                                =============    ==========    ============    ============    =============       ============

Ratio/Supplemental Data:
Total return                           0.38% **        1.01%           1.83%           5.04%            5.52%  **          4.04%  **
Net assets, end of
  period (000's)                   $146,534        $179,348         $123,094       $ 96,224          $50,378          $  114,563


Ratio to average net assets:
Net investment income                  0.76%  *        0.97%           1.80%           4.71%            5.82%  *           4.86%  *
Operating expenses including
reimbursement/waiver/recoupment        0.31%  *        0.33%           0.33%           0.22%            0.20%  *           0.20%  *
Operating expenses excluding
reimbursement/waiver/recoupment        0.28%  *        0.27%           0.29%           0.31%            0.28%  *           0.49%  *


  * - Annualized
 ** - Unannualized
*** - Commencement of operations




    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund, the "Cadre Liquid Asset Fund"), the Cadre Affinity Fund - U.S. Government Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - U.S. Government Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on April 24, 1996, May 3, 1999 and January 5, 1999, respectively.

The Funds invest all of their investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investment in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (2.7% for Cadre Liquid Asset Fund, 4.2% for Cadre Affinity Fund and 55.9% for Cadre Reserve Fund at March 31,
2004). The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds' financial statements.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of the Trust in each series to September 30th , effective September 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included later on in this report.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

DIVIDENDS TO SHAREHOLDERS
Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FEDERAL INCOME TAXES
The Funds are treated as separate entities for federal income tax purposes and intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve themselves from substantially all Federal and excise taxes. Therefore, no Federal income tax provisions are required.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust's former administrator and transfer agent, Cadre Financial Services, Inc. ("Cadre"), and the Trust's distributor, Ambac Securities, Inc. ("Ambac Securities"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFMAM, Inc. ("PFMAM" or "the Distributor"), pursuant to which PFM and PFMAM agreed to purchase the administration and transfer agency business of Cadre and the distribution and fixed income investment business of Ambac Securities, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's administration, transfer agency and distribution agreements (the "Agreements") with Cadre and Ambac Securities, the Trust's consent was required in order for the administration and transfer agency agreements to be assigned to PFM and the distribution agreement to be assigned to PFMAM in connection with the Transaction. On February 5, 2004, the Trust's Board of Trustees considered, and consented to, the assignment of the Agreements to PFM and PFMAM effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing and administration and transfer agency services to the Trust and PFMAM began providing distribution services to the Trust.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The Trust, on behalf of the Funds, has entered into an Administration Agreement with PFM under which PFM is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

--------------------------------------------- ------------------------- ---------------------- -----------------------
                                                  Cadre Liquid Asset        Cadre Affinity        Cadre Reserve
                                                       Fund                     Fund                 Fund
--------------------------------------------- ------------------------- ---------------------- -----------------------
0 - $250,000,000                                       0.19%                    0.19%                   0.10%
--------------------------------------------- ------------------------- ---------------------- -----------------------
$250,000,001 - $1,000,000,000                         0.165%                   0.165%                  0.075%
--------------------------------------------- ------------------------- ---------------------- -----------------------
Over $1,000,000,000                                    0.14%                    0.14%                   0.05%
--------------------------------------------- ------------------------- ---------------------- -----------------------

The Trust, on behalf of the Funds, has entered into a Transfer Agent Agreement with PFM, under which PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid by each fund an annual fee of 0.05% of each Funds' first $250 million average daily net assets, 0.04% of the Funds' next $750 million average daily net assets and 0.03% of the Funds' average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Plan with PFMAM, under which PFMAM acts as exclusive distributor of the Trust's shares. Under the Distribution Plan, the Distributor receives payment of 0.10% of the average net assets of the Affinity Series. This payment is disbursed fully on a pro-rated basis to the various organizations, which the Distributor has entered into Distribution Agreements with, that provide assistance to the Affinity Series.

Certain officers of the Trust may be officers of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

NOTE 4 - WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

PFM has voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses to the extent the total operating expenses of the Funds exceed 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. During the six month period ended March 31, 2004, PFM waived and reimbursed the following fees so that the Funds could meet this expense limitation.

                                ------------ ---------------------------- --------------------------- ---------------------------
                                                      Waived Fees              Reimbursed Expense                Total
-------------------------------              ------------- -------------- ---------- ---------------- ----------- ---------------
               Fund             Expense Limit                  Life to                   Life to                      Life to
                                                Current         Date       Current         Date         Current         Date
------------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- ---------------
Cadre Liquid Asset Fund             0.65%        $8,804       $116,643      $9,335        $49,239       $18,139       $165,882
------------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- ---------------
Cadre Affinity Fund                 0.75%       $4,953         $86,188        $0          $39,539        $4,953       $125,727
------------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- ---------------
Cadre Reserve Fund                  0.33%          $0         $225,809        $0         $114,088          $0         $339,897
------------------------------- ------------ ------------- -------------- ---------- ---------------- ----------- ---------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The Fund has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which the Funds have agreed to reimburse PFM for any waived fees or reimbursed expenses to the extent the Funds' total operating expenses are less than the expense limitation of 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively.

During the six month period ended March 31, 2004, the following was reimbursed to PFM pursuant to the terms of the Plan:

                                              -------------------- ----------------------------------------------
                                                     Expense                  Amounts Reimbursed to PFM
---------------------------------------------                      ----------------------------------------------
                    Fund                              Limit                 Current              Life to date
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Liquid Asset Fund                               0.65%                     $0                   $43,840
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Affinity Fund                                   0.75%                     $0                   $14,973
--------------------------------------------- -------------------- ------------------------ ---------------------
Cadre Reserve Fund                                    0.33%                  $23,256                $173,547
--------------------------------------------- -------------------- ------------------------ ---------------------


Pursuant to the Plan, PFM has determined that some reimbursable costs were unrecoverable. Therefore the balances due to PFM have been reduced by these amounts. During the six month period ended March 31, 2004, PFM deemed the following as unrecoverable:

                                     ------------------------------------------
                                                  Amount Unrecoverable
------------------------------------ ----------------------- ------------------
                    Fund                     Current              Life to date
------------------------------------ ----------------------- ------------------
Cadre Liquid Asset Fund                           $0                  $74,458
------------------------------------ ----------------------- ------------------
Cadre Affinity Fund                               $0                  $73,550
------------------------------------ ----------------------- ------------------
Cadre Reserve Fund                                $0                 $166,350
------------------------------------ ----------------------- ------------------


As of March 31, 2004, the balances ain recoverable for each fund are as follows:

---------------------------------------------- --------------------------------
                         Fund                       Remaining Recoverable
---------------------------------------------- --------------------------------
Cadre Liquid Asset Fund                                       $   47,584
---------------------------------------------- --------------------------------
Cadre Affinity Fund                                           $   37,204
---------------------------------------------- --------------------------------
Cadre Reserve Fund                                            $       0
---------------------------------------------- --------------------------------

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             YIELD TO MATURITY
    PRINCIPAL                                                                     ON DATE          MATURITY          VALUE
  (IN THOUSANDS)      DESCRIPTION                                               OF PURCHASE          DATE           (NOTE 2)
  --------------      -----------                                            -----------------       ----           -------

     U.S. GOVERNMENT AGENCY OBLIGATIONS - 81.3%
   $       10,000     Federal Home Loan Bank                                       0.98 %            4/6/04          $ 9,998,653
           20,000     Federal Home Loan Bank                                       1.01             4/23/04           19,987,839
           10,000     Federal Home Loan Bank                                       1.10              7/7/04            9,971,035
            3,220     Federal Home Loan Bank                                       1.39             3/30/05            3,221,001
            2,500     Federal Home Loan Bank                                       1.45              4/1/05            2,498,710
            4,575     Federal Home Loan Bank                                       1.30             4/11/05            4,575,000
           10,000     Federal Home Loan Mortgage Corporation                       1.12              4/9/04            9,997,567
           40,120     Federal Home Loan Mortgage Corporation                       1.04             4/15/04           40,160,666
            3,550     Federal Home Loan Mortgage Corporation                       1.05             5/15/04            3,567,032
            6,000     Federal Home Loan Mortgage Corporation                       1.10              8/3/04            5,977,680
            5,000     Federal Home Loan Mortgage Corporation                       1.26             8/19/04            4,976,083
            7,000     Federal Home Loan Mortgage Corporation                       1.47             11/4/04            6,939,662
            5,000     Federal Home Loan Mortgage Corporation                       1.25             2/23/05            4,944,422
           15,000     Federal National Mortgage Association                        1.01              4/2/04           14,999,583
           28,000     Federal National Mortgage Association                        1.06             4/15/04           28,026,453
            2,610     Federal National Mortgage Association                        1.15             5/15/04            2,606,393
           30,000     Federal National Mortgage Association                        1.06              6/1/04           29,947,260
            2,510     Federal National Mortgage Association                        1.12             7/19/04            2,501,620
            5,000     Federal National Mortgage Association                        1.25              2/4/05            4,947,642
            3,500     Federal National Mortgage Association                        1.40             3/29/05            3,500,000

                                                                                                                -----------------
                      Total U.S. Government Agency Obligations                                                       213,344,301
                                                                                                                -----------------
                      (amortized cost $213,344,301)



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                Yield to Maturity
                               On Date of Purchase
    Principal                                                                                      Maturity           Value
  (In Thousands)      Description                                                                    Date           (Note 2)
  --------------      -----------                                                                    ----           -------

     REPURCHASE  AGREEMENTS - 23.9%

   $        25,000    Repurchase Agreement with Goldman Sachs, 1.05%,              1.05 %           4/1/04        $ 25,000,000
                      dated March 30, 2004 with proceeds at maturity of
                      $25,000,729 (collateral by various U.S. Government Agency
                      Obligations with a market value of $25,500,319.

            37,700    Repurchase Agreement with Goldman Sachs, 1.06%,              1.06             4/1/04          37,700,000
                      dated March 31, 2004 with proceeds at maturity of
                      $37,701,110 (collateral by various U.S. Government Agency
                      Obligations with a market value of $38,454,481.
                                                                                                                ---------------
                      Total Repurchase Agreements                                                                   62,700,000
                                                                                                                ---------------
                      (amortized cost $62,700,000)

                      Total Investments -105.2%                                                                    276,044,301
                      (amortized cost $276,044,301)

                      Liabilities in excess of other assets - (5.2)%                                               (13,752,906)
                                                                                                                ---------------

                      Net Assets - 100.0%                                                                       $  262,291,395
                                                                                                                ===============








    The accompanying notes are an integral part of these financial statements

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:

Investments, at value
    U.S. Government Agency Obligations                       $213,344,301
    Repurchase Agreements                                      62,700,000
                                                            --------------
         Total investments, at value                          276,044,301
Cash                                                               48,260
Interest receivable                                             1,239,015
Prepaid expenses                                                    6,144
                                                            --------------
          Total Assets                                        277,337,720
                                                            --------------


LIABILITIES:

Amount payable for securities purchased not yet received       14,999,583
Investment advisory fees payable                                   14,055
Accrued trustees' fees and expenses                                 2,264
Other accrued expenses                                             30,423
                                                            --------------
          Total Liabilities                                    15,046,325
                                                            --------------

          NET ASSETS                                         $262,291,395
                                                            ==============

--------------------------------------------------------------------------------





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                            For the             For the
                                        Six Months Ended       Year Ended
                                         March 31, 2004       September 30,
                                          (unaudited)             2003
                                          ----------           ----------
INVESTMENT INCOME:

      Interest                            $1,509,250           $3,244,154



EXPENSES:


    Investment advisory fees                  84,678              151,474
    Audit and tax fees                        15,804               28,750
    Rating fees                               14,790               28,216
    Custodian fees and expenses                9,810               15,748
    Trustees' fees and expenses                4,117                3,529
    Legal fees                                 4,458                4,747
    Other expenses                             3,641                5,151
                                          ----------           ----------
                        Total expenses       137,298              237,615
                                          ----------           ----------
NET INVESTMENT INCOME                     $1,371,952           $3,006,539
                                          ==========           ==========





   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                  FOR THE                                                                                 FOR THE
                                SIX MONTHS                                                             FOR THE            PERIOD
                                   ENDED                                                                ELEVEN          DEC 21 1998
                                 MARCH 31,               FOR THE YEAR ENDED SEPTEMBER 30,             MONTHS ENDED       THROUGH
                                (UNAUDITED)       ------------------------------------------------     SEPT. 30,        OCTOBER 31,
                                    2004              2003            2002            2001               2000             1999***
                              ----------------    -------------   -------------   -------------   --------------   ---------------
OPERATIONS:

  Net investment income         $    1,371,952     $  3,006,539    $  2,869,908    $  9,257,552    $   8,593,529      $  6,610,873
                              ----------------    -------------   -------------   -------------   --------------   ---------------
SHARE TRANSACTIONS:

   Contributions                 1,535,312,818    2,946,177,224   1,531,488,873   1,548,998,934    1,463,961,030     1,431,230,426

   Withdrawals                  (1,572,940,767)  (2,813,520,478) (1,509,692,237) (1,599,067,575)  (1,477,999,303)   (1,253,367,903)
                              ----------------    -------------   -------------   -------------   --------------   ---------------
  Net increase (decrease) in
    net assets resulting from
    beneficial
    interest transactions          (37,627,949)     132,656,746      21,796,636     (50,068,641)     (14,038,273)      177,862,523
                              ----------------    -------------   -------------   -------------   --------------   ---------------


  Total increase (decrease)
     in net assets                 (36,255,997)     135,663,285      24,666,544     (40,811,089)      (5,444,744)      184,473,396

NET ASSETS:


  Beginning of period              298,547,392      162,884,107     138,217,563     179,028,652      184,473,396                 0
                              ----------------    -------------   -------------   -------------   --------------   ---------------

  End of period               $    262,291,395    $ 298,547,392   $ 162,884,107   $ 138,217,563   $  179,028,652   $   184,473,396
                              ================    =============   =============   =============   ==============   ===============
Financial Highlights:

Ratio to Average Net Assets
    Net expenses                         0.10%*            0.09%          0.11%           0.12%           0.10%*             0.15%*

    Net investment income                0.97%*            1.19%          2.03%           5.13%           6.00%*             4.92%*


Total return                             0.49% **          1.24%          2.05%           5.13%           5.61%**            4.30%**


  * - Annualized
 ** - Unannualized
*** - Commencement of operations



   The accompanying notes are an integral part of these financial statements.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of the Trust in each series to September 30th, effective September 30, 2000.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

VALUATION OF SECURITIES
Investments are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

FEDERAL INCOME TAXES
The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

EXPENSES
Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.


NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust's former investment adviser, Cadre Financial Services, Inc. ("Cadre"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFMAM, Inc. ("PFMAM"), pursuant to which PFM agreed to purchase the investment advisory business of Cadre, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's investment advisory agreement (the "Agreement") with Cadre, the Trust's consent was required in order for the Agreement to be assigned to PFM in connection with the Transaction. On February 5, 2004, the Trust's Board of Trustees considered, and consented to, the assignment of the Agreement to PFM and PFMAM effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing investment advisory services to the Trust.

The Trust, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with PFM, whereby PFM provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid an annual fee of 0.06% of the Portfolio's average daily net assets.

PFMAM (the "Distributor"), acts as the exclusive placement agent of the Trust's shares. PFMAM is not compensated for its services directly by the Portfolio.

CADRE INSTITUTIONAL INVESTORS TRUST
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


Certain officers of the Trust may be officers of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee or the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.